UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
OCTOBER 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%

	Shares	Value
CONSUMER DISCRETIONARY — 2.8%
Comcast, Cl A	42,900	$1,609,179

ELECTRIC UTILITIES — 21.4%
ITC Holdings	28,000	2,229,360
Northeast Utilities	56,840	2,233,812
NV Energy	90,800	1,726,108
Pinnacle West Capital	50,500	2,674,985
PPL	48,500	1,434,630
Southern	46,900	2,196,796

		12,495,691

ENERGY — 29.4%
Anadarko Petroleum	16,400	1,128,484
Comstock Resources *	4,000	68,480
Enbridge	46,400	1,845,328
EQT	27,700	1,679,451
Exxon Mobil	22,200	2,023,974
FMC Technologies *	29,600	1,210,640
Linn	15,000	583,350
MarkWest Energy Partners LP (A)	33,600	1,822,128
Occidental Petroleum	17,250	1,362,060
Rex Energy *	10,000	132,400
Schlumberger	21,300	1,480,989
TransCanada	30,000	1,356,900
Williams	70,400	2,463,296

		17,157,480

FINANCIALS — 3.7%
American Tower, Cl A REIT	28,200	2,123,178

GAS — 6.5%
ONEOK	41,000	1,939,300
South Jersey Industries	36,100	1,826,299

		3,765,599

INDUSTRIALS — 1.7%
Union Pacific	8,100	996,543

MULTI-UTILITIES — 17.9%
CMS Energy	79,800	1,940,736
DTE Energy	30,650	1,903,365
NiSource	92,200	2,348,334
PG&E	43,800	1,862,376
SCANA	24,000	1,177,920
Wisconsin Energy	31,000	1,192,570

		10,425,301

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
OCTOBER 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — 9.5%
AT&T	61,700	$2,134,203
BCE	32,700	1,427,682
CenturyLink	51,550	1,978,489

		5,540,374

WATER UTILITIES — 6.3%
American Water Works	60,300	2,215,422
Aqua America	57,600	1,462,464

		3,677,886

TOTAL COMMON STOCK (Cost $50,714,807)		57,791,231

SHORT-TERM INVESTMENT(B) — 0.6%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (Cost $390,444)	390,444	390,444

TOTAL INVESTMENTS — 99.8% (Cost $51,105,251)†		$58,181,675

Percentages are based on Net Assets of $58,274,017.
†	At October 31, 2012, the tax basis cost of the Fund’s investments was $51,105,251, and the unrealized appreciation and depreciation were $7,877,932 and $(801,508) respectively.
*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At October 31, 2012, these securities amounted to $1,822,128 or 3.1% of net assets.
(B)	The reporting rate is the 7-day effective yield as of October 31, 2012.

Cl	— Class
LP	— Limited Partnership
REIT	— Real Estate Investment Trust

As of October 31, 2012, all of the Fund’s investments are Level 1. There were no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities during the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WHR-QH-001-1700

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 26, 2012

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: December 26, 2012